UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917
-------------------------

SENTINEL VARIABLE PRODUCTS TRUST
--------------------------------
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
-------------------------
(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.
ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
---------------------------------------
(Name and address of agent for service)

(802) 229-3113
--------------
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/10
----------

Date of reporting period: 09/30/10

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Trust Balanced Fund
(Unaudited)
Fund Profile
at September 30, 2010

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	61.6%
U.S. Government Obligations	27.9%
Foreign Stocks & ADR's	3.2%
Exchange Traded Funds	0.7%
Cash and Other	6.6%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
United Technologies Corp.	1.4%	FNMA 928260	4.00%	03/01/36	6.4%
ExxonMobil Corp.	1.4%	FHLMC J12075	4.50%	04/01/25	5.9%
Noble Energy, Inc.	1.3%	FNMA 932122	4.00%	05/01/35	3.7%
Accenture PLC	1.2%	FGLMC J12795	4.00%	08/01/25	3.0%
Chevron Corp.	1.2%	U.S. Treasury Notes	3.875%	08/15/40	3.0%
Int'l. Business Machines Corp.	1.2%	FNMA AB1461	4.00%	09/01/40	3.0%
PepsiCo, Inc.	1.2%	Total of Net Assets			25.0%
Comcast Corp.	1.1%
Merck & Co., Inc.	1.1%
Honeywell Int'l., Inc.	1.0%
Total of Net Assets	12.1%

Average Effective Duration (for all Fixed Income Holdings) 5.6 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2010 (Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
U.S. Government Obligations 27.9%			Federal National Mortgage			Domestic Common Stocks 61.6%
U.S. Government Agency			Association 13.1%			Consumer Discretionary 6.2%
Obligations 24.9%			Mortgage-Backed Securities:			Coach, Inc.	1,100	$ 47,256
Federal Farm Credit Bank 1.6%			30-Year:			Comcast Corp.	11,200	190,512
Agency Discount Notes:			FNMA 932122			Gap, Inc.	4,300	80,152
0.11%, 10/04/10	275 M	$ 274,997	4%, 05/01/35	620 M	$ 645,226	McDonald's Corp.	2,000	149,020
Federal Home Loan Bank 1.3%			FNMA 928260			McGraw-Hill Cos., Inc.	2,500	82,650
			4%, 03/01/36	1,064 M	1,103,864
Agency Discount Notes:						Nike, Inc.	1,000	80,140
0.05%, 10/12/10	225 M	224,997	FNMA AB1461
			4%, 09/01/40	499 M	515,293	Omnicom Group, Inc.	2,500	98,700
Federal Home Loan Mortgage
Corporation 8.9%			Total Federal National Mortgage			Time Warner Cable, Inc.	2,000	107,980
			Association		2,264,383	Time Warner, Inc.	5,000	153,250
Mortgage-Backed Securities:			Total U.S. Government
15-Year:			Agency Obligations		4,304,826	TJX Cos., Inc.	2,000	89,260
FHLMC J12075			U.S. Treasury Obligations 3.0%					1,078,920
4.5%, 04/01/25	961 M	1,017,331	3.875%, 08/15/40	500 M	516,953	Consumer Staples 6.5%
20-Year:			Total U.S. Treasury			Altria Group, Inc.	2,000	48,040
			Obligations		516,953
FGLMC J12795			Total U.S. Government			CVS Caremark Corp.	2,300	72,381
4%, 08/01/25	498 M	523,118	Obligations			HJ Heinz Co.	3,000	142,110
Total Federal Home Loan Mortgage			(Cost $4,817,523)		4,821,779	Kellogg Co.	2,500	126,275
Corporation		1,540,449
						Kraft Foods, Inc.	4,000	123,440
						PepsiCo, Inc.	3,000	199,320
						Philip Morris Int'l., Inc.	2,000	112,040
						Procter & Gamble Co.	2,900	173,913

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Balanced Fund

(Unaudited)

Space	Space	Space
Value	Value	Value
Shares	(Note 2)	Shares	(Note 2)	Shares	(Note 2)

Wal-Mart Stores, Inc.	2,500	$ 133,800	L-3 Communications Holdings,	Germany 0.7%
1,131,319	Inc.	1,500	$ 108,405	SAP AG ADR	2,500	$ 123,275
Energy 7.5%	Northrop Grumman Corp.	1,700	103,071	Israel 0.4%
Chevron Corp.	2,500	202,625	Tyco Int'l. Ltd.	3,000	110,190	Teva Pharmaceutical Industries
EOG Resources, Inc.	1,000	92,970	Union Pacific Corp.	1,500	122,700	Ltd. ADR	1,500	79,125
ExxonMobil Corp.	4,000	247,160	United Technologies Corp.	3,500	249,305	Mexico 0.8%
Marathon Oil Corp.	3,300	109,230	Waste Management, Inc.	3,500	125,090	America Movil SA de CV ADR	2,500	133,325
1,563,597
McDermott Int'l., Inc.*	3,000	44,340	United Kingdom 0.6%
Information Technology 12.1%
Noble Energy, Inc.	3,000	225,270	Diageo PLC ADR	1,500	103,515
Pride Int'l., Inc.*	2,000	58,860	Accenture PLC	5,000	212,450	Total Foreign Stocks & ADR's
Activision Blizzard, Inc.	7,500	81,150	(Cost $418,644)	553,720
Schlumberger Ltd.	2,500	154,025
Transocean Ltd.*	1,000	64,290	Adobe Systems, Inc.*	1,500	39,225	Principal
Broadcom Corp.	3,000	106,170	Amount	Value
Weatherford Int'l. Ltd.*	5,500	94,050	(M=$1,000)	(Note 2)
1,292,820	Check Point Software
Technologies Ltd.*	3,000	110,790	Corporate Short-Term Notes 4.0%
Financials 7.1%
Cisco Systems, Inc.*	6,000	131,400	Nestle Capital Corp.
ACE Ltd.	2,000	116,500	0.06%, 10/05/10
Dell, Inc.*	5,000	64,800
American Express Co.	2,700	113,481	(Cost $699,995)	700 M	699,995
Dolby Laboratories, Inc.*	1,000	56,810
Bank of America Corp.	7,600	99,636	Total Investments 97.4%
Bank of New York Mellon Corp.	3,800	99,294	EMC Corp.*	7,000	142,170	(Cost $14,818,957)†	16,853,785
Intel Corp.	3,500	67,305
Chubb Corp.	2,000	113,980
Int'l. Business Machines Corp.	1,500	201,210	Other Assets in Excess of
Goldman Sachs Group, Inc.	1,100	159,038	Liabilities 2.6%	443,828
KLA-Tencor Corp.	3,000	105,690
JPMorgan Chase & Co.	2,500	95,175
MetLife, Inc.	2,000	76,900	Microsoft Corp.	6,000	146,940	Net Assets 100.0%	$ 17,297,614
NetApp, Inc.*	3,000	149,370
Morgan Stanley	2,500	61,700
Riverbed Technology, Inc.*	1,500	68,370
The Travelers Cos., Inc.	2,000	104,200	*	Non-income producing.
Seagate Technology PLC*	4,000	47,120
US Bancorp	4,300	92,966
Teradata Corp.*	3,500	134,960	†	Cost for federal income tax purposes is $14,818,957. At
Wells Fargo & Co.	3,500	87,955	September 30, 2010 unrealized appreciation for federal
1,220,825	Texas Instruments, Inc.	4,000	108,560	income tax purposes aggregated $2,034,828 of which
Visa, Inc.	1,500	111,390	$2,651,922 related to appreciated securities and $617,094
Health Care 8.8%	2,085,880	related to depreciated securities.
Amgen, Inc.*	1,000	55,110	ADR	-	American Depositary Receipt
Materials 2.2%
Becton Dickinson & Co.	1,000	74,100	SPDR	-	Standard & Poor's Depository Receipts
EI Du Pont de Nemours & Co.	2,500	111,550
Bristol-Myers Squibb Co.	4,000	108,440
Freeport-McMoRan Copper &
Celgene Corp.*	2,000	115,220	Gold, Inc.	2,000	170,780
Covidien PLC	2,000	80,380	Praxair, Inc.	1,000	90,260
Eli Lilly & Co.	2,000	73,060	372,590

Forest Laboratories, Inc.*	2,500	77,325	Telecommunication Services 1.8%
Gilead Sciences, Inc.*	2,500	89,025	AT&T, Inc.	3,000	85,800
Johnson & Johnson	2,500	154,900	Rogers Communications, Inc.	2,500	93,575
Medco Health Solutions, Inc.*	1,500	78,090	Verizon Communications, Inc.	4,000	130,360
Medtronic, Inc.	2,500	83,950	309,735
Merck & Co., Inc.	5,000	184,050	Utilities 0.4%

Mettler-Toledo Int'l., Inc.*	1,000	124,440	Entergy Corp.	1,000	76,530
Pfizer, Inc.	7,500	128,775	Total Domestic Common Stocks
(Cost $8,776,774)	10,663,741
Zimmer Holdings, Inc.*	2,000	104,660
1,531,525	Exchange Traded Funds 0.7%

Industrials 9.0%	Financials 0.7%
Boeing Co.	2,000	133,080	SPDR KBW Regional Banking
(Cost $106,021)	5,000	114,550

Canadian National Railway Co.	1,800	115,236	Foreign Stocks & ADR's 3.2%
Deere & Co.	1,500	104,670
Australia 0.7%
General Dynamics Corp.	1,500	94,215
General Electric Co.	7,500	121,875	BHP Billiton Ltd. ADR	1,500	114,480
Honeywell Int'l., Inc.	4,000	175,760

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Bond Fund
(Unaudited)
Fund Profile
at September 30, 2010
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			0.2%	4 yrs. to 5.99 yrs.			27.2%
1 yr. to 2.99 yrs.			29.3%	6 yrs. to 7.99 yrs.			7.8%
3 yrs. to 3.99 yrs.			15.1%	8 yrs. and over			20.4%
Average Effective Duration (for all Fixed Income Holdings) 4.7 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA AB1461	4.00%	09/01/40	14.8%	FNMA AB1370	4.50%	08/01/25	5.7%
FHLMC J12075	4.50%	04/01/25	11.0%	FNMA 928260	4.00%	03/01/36	5.5%
FGLMC G06014	4.00%	09/01/40	7.4%	FNMA AA7948	4.50%	01/01/39	5.3%
U.S. Treasury Notes	3.875%	08/15/40	6.7%	FNMA 735703	5.00%	04/01/29	4.8%
U.S. Treasury Notes	2.625%	08/15/20	6.5%	FGLMC J12795	4.00%	08/01/25	3.0%
				Total of Net Assets			70.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 77.1%			FNMA 932122			Cliffs Natural Resources, Inc.
U.S. Government Agency			4%, 05/01/35	1,329 M	$ 1,382,627	4.8%, 10/01/20	500 M	$ 508,520
Obligations 63.9%			FNMA 928260					1,021,821
Federal Home Loan Mortgage			4%, 03/01/36	3,684 M	3,821,069	Consumer Cyclical 2.4%
Corporation 21.4%			FNMA AA7948			BorgWarner, Inc.
Mortgage-Backed Securities:			4.5%, 01/01/39	3,518 M	3,670,899	4.625%, 09/15/20	330 M	335,788
15-Year:			FNMA AB1461			Ford Motor Credit Co. LLC
			4%, 09/01/40	9,987 M	10,305,860	7%, 04/15/15	250 M	267,404
FHLMC J12075					22,032,861
4.5%, 04/01/25	7,205 M	$7,681,713	Total Federal National Mortgage			GMAC, Inc.
						8.3%, 02/12/15(a)	250 M	273,125
20-Year:			Association		29,335,665	JC Penney Corp., Inc.
FGLMC J12795			Government National Mortgage			6.875%, 10/15/15	250 M	270,625
4%, 08/01/25	1,992 M	2,092,471	Corporation 0.3%			Macy's Retail Holdings, Inc.
30-Year:			Mortgage-Backed Securities:			5.75%, 07/15/14	200 M	213,000
FGLMC G06014			15-Year:			Starwood Hotels & Resorts Worldwide, Inc.
4%, 09/01/40	5,000 M	5,152,960	GNMA 679437X			6.75%, 05/15/18	300 M	324,000
Total Federal Home Loan Mortgage			6%, 11/15/22	212 M	230,851			1,683,942
Corporation		14,927,144	Total U.S. Government
Federal National Mortgage			Agency Obligations		44,493,660	Consumer Non-Cyclical 3.0%
Association 42.2%			U.S. Treasury Obligations 13.2%			Anheuser-Busch InBev Worldwide, Inc.
						5%, 04/15/20	500 M	551,998
Mortgage-Backed Securities:			2.625%, 08/15/20	4,500 M	4,542,889	CVS Caremark Corp.
15-Year:			3.875%, 08/15/40	4,500 M	4,652,577	4.75%, 05/18/20	500 M	544,896
FNMA AB1370			Total U.S. Treasury			Mattel, Inc.
			Obligations		9,195,466
4.5%, 08/01/25	3,766 M	3,966,933				4.35%, 10/01/20	500 M	506,260
			Total U.S. Government
25-Year:			Obligations			Woolworths Ltd.
FNMA 735703			(Cost $53,434,105)		53,689,126	4%, 09/22/20(a)	500 M	510,641
5%, 04/01/29	3,137 M	3,335,871	Corporate Bonds 21.5%					2,113,795
30-Year:			Basic Industry 1.5%			Energy 4.2%
FNMA 729393			Anglo American Capital PLC			Anadarko Petroleum Corp.
4.5%, 08/01/33	1,333 M	1,403,871	4.45%, 09/27/20(a)	500 M	513,301	5.95%, 09/15/16	500 M	546,652
FNMA 725236						Nabors Industries, Inc.
4.5%, 03/01/34	1,375 M	1,448,535				5%, 09/15/20(a)	500 M	506,043

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Bond Fund
(Unaudited)

	Principal		†	Cost for federal income tax purposes is $67,906,378. At
	Amount	Value		September 30, 2010 unrealized appreciation for federal
	(M=$1,000)	(Note 2)		income tax purposes aggregated $733,851 of which
				$822,637 related to appreciated securities and $88,786
Tesoro Corp.				related to depreciated securities.
6.5%, 06/01/17	250 M	$ 247,500
			(a)	Security exempt from registration under Rule 144A of the
Valero Energy Corp.				Securities Act of 1933, as amended. These securities may
6.125%, 02/01/20	500 M	545,930		be resold in transactions exempt from registration, normally
Weatherford Int'l. Ltd.				to qualified institutional buyers. At September 30, 2010, the
6.75%, 09/15/40	500 M	522,849		market value of rule 144A securities amounted to
				$4,163,842 or5.98% of net assets.
Williams Partners LP
5.25%, 03/15/20(a)	500 M	544,476	(b)	Step Up/Down
		2,913,450
Financials 5.2%
Bank of America Corp.
5.49%, 03/15/19	500 M	510,119
Citigroup, Inc.
5.5%, 02/15/17	500 M	516,979
Goldman Sachs Group, Inc.
5.625%, 01/15/17	500 M	530,171
Int'l. Lease Finance Corp.
6.5%, 09/01/14(a)	500 M	538,750
Lloyds TSB Bank PLC
5.8%, 01/13/20(a)	500 M	524,730
Regions Bank
7.5%, 05/15/18	500 M	527,578
SLM Corp.
5.375%, 05/15/14	500 M	486,925
		3,635,252
Health Care 1.2%
Boston Scientific Corp.
6%, 01/15/20	500 M	534,223
Tenet Healthcare Corp.
8.875%, 07/01/19	250 M	277,187
		811,410
Insurance 1.4%
Hartford Financial Services Group, Inc.
6.3%, 03/15/18	500 M	540,805
ING Groep NV
5.775%, 12/26/49	250 M	225,625
XL Capital Ltd.
6.5%, 12/31/49(b)	250 M	208,750
		975,180
Media 1.5%
DIRECTV Holdings LLC
6%, 08/15/40	500 M	518,207
NBC Universal, Inc.
4.375%, 04/01/21(a)	500 M	507,151
		1,025,358
Technology 1.1%
Corning, Inc.
4.25%, 08/15/20	500 M	525,270
Seagate HDD Cayman
6.875%, 05/01/20(a)	250 M	245,625
		770,895
Total Corporate Bonds
(Cost $14,472,273)		14,951,103
Total Investments 98.6%
(Cost $67,906,378)†		68,640,229

Other Assets in Excess of
Liabilities 1.4%		958,897

Net Assets 100.0%		$ 69,599,126

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Common Stock Fund
(Unaudited)
Fund Profile
at September 30, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.1%	Consumer Staples	10.8%
Health Care	14.3%	Consumer Discretionary	8.1%
Industrials	13.0%	Materials	5.1%
Financials	12.7%	Telecommunication Services	3.6%
Energy	12.2%	Utilities	0.4%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	2.4%	PepsiCo, Inc.	2.0%
Procter & Gamble Co.	2.3%	Johnson & Johnson	1.7%
United Technologies Corp.	2.2%	Noble Energy, Inc.	1.7%
Chevron Corp.	2.0%	The Travelers Cos., Inc.	1.6%
ExxonMobil Corp.	2.0%	Freeport-McMoRan Copper & Gold, Inc.	1.5%
		Total of Net Assets	19.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.1%			Marathon Oil Corp.	58,500	$ 1,936,350	Eli Lilly & Co.	25,000	$ 913,250
Consumer Discretionary 8.1%			McDermott Int'l., Inc.*	76,300	1,127,714	Forest Laboratories, Inc.*	40,000	1,237,200
Coach, Inc.	14,100	$ 605,736	Noble Energy, Inc.	45,000	3,379,050	Gen-Probe, Inc.*	20,000	969,200
Comcast Corp.	145,300	2,471,553	Pride Int'l., Inc.*	25,000	735,750	Gilead Sciences, Inc.*	35,000	1,246,350
Gap, Inc.	91,900	1,713,016	Schlumberger Ltd.	30,000	1,848,300	Johnson & Johnson	55,000	3,407,800
McDonald's Corp.	20,000	1,490,200	Transocean Ltd.*	18,000	1,157,220	Medco Health Solutions, Inc.*	25,000	1,301,500
McGraw-Hill Cos., Inc.	40,000	1,322,400	Weatherford Int'l. Ltd.*	70,000	1,197,000	Medtronic, Inc.	50,000	1,679,000
Nike, Inc.	17,500	1,402,450			22,747,098	Merck & Co., Inc.	75,000	2,760,750
Omnicom Group, Inc.	40,000	1,579,200	Financials 11.6%			Mettler-Toledo Int'l., Inc.*	15,000	1,866,600
Time Warner Cable, Inc.	35,000	1,889,650	ACE Ltd.	25,000	1,456,250	Pfizer, Inc.	125,000	2,146,250
Time Warner, Inc.	75,000	2,298,750	American Express Co.	40,000	1,681,200	Zimmer Holdings, Inc.*	25,000	1,308,250
TJX Cos., Inc.	30,000	1,338,900	Bank of America Corp.	106,800	1,400,148			26,970,850
		16,111,855	Bank of New York Mellon Corp.	50,000	1,306,500	Industrials 13.0%
Consumer Staples 10.0%			Chubb Corp.	30,000	1,709,700	Babcock & Wilcox Co.*	38,150	811,832
Altria Group, Inc.	50,000	1,201,000	Goldman Sachs Group, Inc.	15,000	2,168,700	Boeing Co.	30,000	1,996,200
CVS Caremark Corp.	51,800	1,630,146	JPMorgan Chase & Co.	40,000	1,522,800	Canadian National Railway Co.	23,100	1,478,862
HJ Heinz Co.	35,000	1,657,950	MetLife, Inc.	35,000	1,345,750	Caterpillar, Inc.	15,000	1,180,200
Kellogg Co.	25,000	1,262,750	Moody's Corp.	25,000	624,500	Deere & Co.	30,000	2,093,400
Kimberly-Clark Corp.	10,000	650,500	Morgan Stanley	62,500	1,542,500	General Dynamics Corp.	25,000	1,570,250
Kraft Foods, Inc.	55,000	1,697,300	The Travelers Cos., Inc.	60,000	3,126,000	General Electric Co.	100,000	1,625,000
PepsiCo, Inc.	60,000	3,986,400	Toronto-Dominion Bank	25,000	1,806,500	Honeywell Int'l., Inc.	65,000	2,856,100
Philip Morris Int'l., Inc.	30,000	1,680,600	US Bancorp	75,000	1,621,500	L-3 Communications Holdings,
Procter & Gamble Co.	74,200	4,449,774	Wells Fargo & Co.	70,000	1,759,100	Inc.	15,000	1,084,050
Wal-Mart Stores, Inc.	30,000	1,605,600			23,071,148	Northrop Grumman Corp.	30,000	1,818,900
		19,822,020	Health Care 13.6%			Tyco Int'l. Ltd.	40,000	1,469,200
Energy 11.4%			Aetna, Inc.	30,000	948,300	Union Pacific Corp.	16,200	1,325,160
Apache Corp.	10,000	977,600	Amgen, Inc.*	25,000	1,377,750	United Technologies Corp.	60,000	4,273,800
Baker Hughes, Inc.	30,000	1,278,000	Becton Dickinson & Co.	25,500	1,889,550	Waste Management, Inc.	60,000	2,144,400
Chevron Corp.	50,000	4,052,500	Bristol-Myers Squibb Co.	65,000	1,762,150			25,727,354
EOG Resources, Inc.	11,200	1,041,264	Celgene Corp.*	20,000	1,152,200	Information Technology 17.1%
ExxonMobil Corp.	65,000	4,016,350	Covidien PLC	25,000	1,004,750	Accenture PLC	65,000	2,761,850
						Activision Blizzard, Inc.	108,500	1,173,970

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Common Stock Fund
(Unaudited)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Adobe Systems, Inc.*	20,000	$ 523,000	United Kingdom 1.0%
Broadcom Corp.	50,000	1,769,500	Diageo PLC ADR	24,100	$ 1,663,141
Check Point Software	Vodafone Group PLC ADR	17,500	434,175
Technologies Ltd.*	50,000	1,846,500	2,097,316
Cisco Systems, Inc.*	75,000	1,642,500	Total Foreign Stocks & ADR's
Dell, Inc.*	55,000	712,800	(Cost $9,318,433)	10,188,266
Dolby Laboratories, Inc.*	20,000	1,136,200	Principal
Amount	Value
EMC Corp.*	100,000	2,031,000	(M=$1,000)	(Note 2)
Intel Corp.	45,000	865,350	Corporate Short-Term Notes 1.1%
Int'l. Business Machines Corp.	35,000	4,694,900
UPS, Inc.
Juniper Networks, Inc.*	46,700	1,417,345	0.07%, 10/05/10
KLA-Tencor Corp.	40,000	1,409,200	(Cost $2,099,984)	2,100 M	2,099,984
Microsoft Corp.	85,000	2,081,650	Total Investments 99.4%
NetApp, Inc.*	37,000	1,842,230	(Cost $172,924,250)†	197,054,060
Qualcomm, Inc.	8,500	383,520	Other Assets in Excess of
Riverbed Technology, Inc.*	32,500	1,481,350	Liabilities 0.6%	1,272,519
Seagate Technology PLC*	50,000	589,000
Teradata Corp.*	50,000	1,928,000	Net Assets 100.0%	$ 198,326,579
Texas Instruments, Inc.	85,000	2,306,900
Visa, Inc.	17,500	1,299,550	*	Non-income producing.
33,896,315	†	Cost for federal income tax purposes is $172,924,250. At
Materials 4.2%	September 30, 2010 unrealized appreciation for federal
income tax purposes aggregated $24,129,810 of which
EI Du Pont de Nemours & Co.	40,000	1,784,800	$34,398,092 related to appreciated securities and
Freeport-McMoRan Copper &	$10,268,282 related to depreciated securities.
Gold, Inc.	35,000	2,988,650	ADR	-	American Depositary Receipt
Pactiv Corp.*	60,000	1,978,800	SPDR	-	Standard & Poor's Depository Receipts
Praxair, Inc.	17,000	1,534,420
8,286,670
Telecommunication Services 2.7%
AT&T, Inc.	50,000	1,430,000
Rogers Communications, Inc.	60,000	2,245,800
Verizon Communications, Inc.	50,000	1,629,500
5,305,300
Utilities 0.4%
Entergy Corp.	10,000	765,300
Total Domestic Common Stocks
(Cost $159,599,156)	182,703,910
Exchange Traded Funds 1.1%
Financials 1.1%
SPDR KBW Regional Banking*
(Cost $1,906,677)	90,000	2,061,900
Foreign Stocks & ADR's 5.1%
Australia 0.9%
BHP Billiton Ltd. ADR	25,000	1,908,000
France 0.8%
Total SA ADR	30,000	1,548,000
Germany 1.0%
SAP AG ADR	40,000	1,972,400
Israel 0.7%
Teva Pharmaceutical
Industries Ltd. ADR	25,200	1,329,300
Mexico 0.7%
America Movil SA de CV ADR	25,000	1,333,250

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Mid Cap Growth Fund
(Unaudited)
Fund Profile
at September 30, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.2%	Energy	7.5%
Industrials	17.4%	Consumer Staples	5.3%
Consumer Discretionary	15.0%	Materials	4.6%
Health Care	14.2%	Utilities	1.2%
Financials	13.3%	Telecommunication Services	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Waste Connections, Inc.	1.9%	Tractor Supply Co.	1.5%
Open Text Corp.	1.8%	LKQ Corp.	1.5%
Citrix Systems, Inc.	1.7%	ANSYS, Inc.	1.5%
NICE Systems Ltd.	1.6%	Phillips-Van Heusen Corp.	1.5%
Dolby Laboratories, Inc.	1.5%	Nuance Communications, Inc.	1.5%
		Total of Net Assets	16.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at September 30, 2010 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 93.2%			Weatherford Int'l. Ltd.*	12,150	$ 207,765	Techne Corp.	2,970	$ 183,338

Consumer Discretionary 15.0%					1,170,453	Varian Medical Systems, Inc.*	1,820	110,110

Coach, Inc.	3,740	$ 160,670	Financials 11.3%					2,062,269

Darden Restaurants, Inc.	4,460	190,799	Affiliated Managers Group, Inc.*	2,170	169,282	Industrials 17.4%

Dick's Sporting Goods, Inc.*	3,700	103,748	City National Corp/CA	1,490	79,074	Ametek, Inc.	4,170	199,201

Gentex Corp.	7,900	154,129	East West Bancorp, Inc.	11,500	187,220	CH Robinson Worldwide, Inc.	2,110	147,531
Gildan Activewear, Inc.*	4,450	125,001	Endurance Specialty Holdings			Cintas Corp.	5,000	137,750
			Ltd.	5,725	227,855
LKQ Corp.*	11,300	235,040				Copart, Inc.*	5,550	182,983
			HCC Insurance Holdings, Inc.	8,920	232,723
Morningstar, Inc.*	2,770	123,431				Donaldson Co., Inc.	1,200	56,556
			Invesco Ltd.	4,460	94,686
O'Reilly Automotive, Inc.*	2,970	158,004				Equifax, Inc.	3,960	123,552
			MSCI, Inc.*	2,400	79,704
Phillips-Van Heusen Corp.	3,900	234,624				Fastenal Co.	3,080	163,825
			Northern Trust Corp.	2,380	114,811
Strayer Education, Inc.	575	100,337				Flowserve Corp.	1,500	164,130
			People's United Financial, Inc.	8,440	110,480
Tractor Supply Co.	5,940	235,580				IHS, Inc.*	2,820	191,760
			Signature Bank*	3,960	153,806
Urban Outfitters, Inc.*	5,400	169,776				Iron Mountain, Inc.	7,130	159,284
			Willis Group Holdings PLC	4,972	153,237
VF Corp.	2,350	190,397				ITT Corp.	2,250	105,368
			WR Berkley Corp.	6,160	166,751
WMS Industries, Inc.*	4,450	169,412			1,769,629	Jacobs Engineering Group, Inc.*	2,790	107,973
		2,350,948				Joy Global, Inc.	2,080	146,266
			Health Care 13.2%
Consumer Staples 5.3%						Quanta Services, Inc.*	5,550	105,894
			Beckman Coulter, Inc.	2,740	133,685
Alberto-Culver Co.	5,470	205,945				Ritchie Bros Auctioneers, Inc.	6,540	135,836
			Bio-Rad Laboratories, Inc.*	1,552	140,471
Church & Dwight Co., Inc.	3,070	199,366				Roper Industries, Inc.	2,550	166,209
			CR Bard, Inc.	1,840	149,831
Flowers Foods, Inc.	8,470	210,395				Stericycle, Inc.*	1,650	114,642
			Dentsply Int'l., Inc.	4,630	148,021
McCormick & Co., Inc.	4,490	188,760				Waste Connections, Inc.*	7,640	303,002
			Endo Pharmaceuticals Holdings,					2,711,762
Nu Skin Enterprises, Inc.	700	20,160	Inc.*	4,160	138,278
		824,626				Information Technology 16.6%
			Gen-Probe, Inc.*	2,580	125,027
Energy 7.5%						Activision Blizzard, Inc.	9,350	101,167
			IDEXX Laboratories, Inc.*	1,490	91,963
Core Laboratories NV	2,460	216,579				Altera Corp.	4,990	150,498
			Illumina, Inc.*	2,770	136,284
Newfield Exploration Co.*	2,380	136,707				Amdocs Ltd.*	5,315	152,328
			Life Technologies Corp.*	3,400	158,746
Petrohawk Energy Corp.*	7,430	119,920				ANSYS, Inc.*	5,560	234,910
			Mettler-Toledo Int'l., Inc.*	1,080	134,395
Range Resources Corp.	3,400	129,642				Citrix Systems, Inc.*	3,920	267,501
			NuVasive, Inc.*	4,100	144,074
Southwestern Energy Co.*	4,200	140,448				Dolby Laboratories, Inc.*	4,150	235,761
			Quality Systems, Inc.	2,360	156,492
Superior Energy Services, Inc.*	8,220	219,392				FLIR Systems, Inc.*	6,295	161,781
			Resmed, Inc.*	3,400	111,554

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Mid Cap Growth Fund

(Unaudited)

		Space
		Value
	Shares	(Note 2)
Harris Corp.	3,970	$ 175,831
Intersil Corp.	7,250	84,753
Micros Systems, Inc.*	1,100	46,563
Nuance Communications, Inc.*	15,000	234,600
Open Text Corp.*	5,950	279,888
Polycom, Inc.*	6,070	165,590
Power Integrations, Inc.	4,510	143,373
Trimble Navigation Ltd.*	4,350	152,424
		2,586,968
Materials 4.6%
AptarGroup, Inc.	4,080	186,334
Ecolab, Inc.	3,000	152,220
Sigma-Aldrich Corp.	2,250	135,855
Silgan Holdings, Inc.	3,730	118,241
Steel Dynamics, Inc.	8,860	125,014
		717,664
Telecommunication Services 1.1%
American Tower Corp.*	1,960	100,470
Cbeyond, Inc.*	6,200	79,546
		180,016
Utilities 1.2%
ITC Holdings Corp.	2,970	184,883
Total Domestic Common Stocks
(Cost $11,686,143)		14,559,218
Real Estate Investment Trusts 2.0%
Financials 2.0%
Digital Realty Trust, Inc.	2,820	173,994
Home Properties, Inc.(a)	2,700	142,830
Total Real Estate Investment Trusts
(Cost $181,990)		316,824
Foreign Stocks & ADR's 2.6%
Israel 1.6%
NICE Systems Ltd. ADR*	7,985	249,851
United Kingdom 1.0%
Shire Ltd. ADR	2,280	153,398
Total Foreign Stocks & ADR's
(Cost $305,825)		403,249
Total Investments 97.8%
(Cost $12,173,958)†		15,279,291

Other Assets in Excess of
Liabilities 2.2%		339,939

Net Assets 100.0%	$ 15,619,230

* Non-income producing.
†	Cost for federal income tax purposes is $12,173,958. At
September 30, 2010 unrealized appreciation for federal
income tax purposes aggregated $3,105,333 of which
$3,320,919 related to appreciated securities and $215,586
related to depreciated securities.
(a)	Return of capital paid during the fiscal period.
ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Money Market Fund
(Unaudited)

Investment in Securities
at September 30, 2010 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 78.7%			0.1605%, 11/18/10	150 M	$ 149,968
U.S. Government Agency			Total U.S. Treasury
Obligations 41.0%			Obligations		5,923,717
Federal Farm Credit Bank 20.5%			Total U.S. Government
Agency Discount Notes:			Obligations
Freddie Mac			(Cost $12,372,852)		12,372,852
0.17%, 10/05/10	965 M	$ 964,982		Principal
Freddie Mac				Amount	Value
0.16%, 10/12/10	860 M	859,958		(M=$1,000)	(Note 2)
Freddie Mac			Corporate Short-Term Notes 21.9%
0.185%, 10/25/10	300 M	299,963	Abbott Labs
Freddie Mac			0.19%, 10/04/10	340 M	339,995
0.13%, 11/30/10	450 M	449,902	Coca-Cola Co.
Freddie Mac			0.22%, 11/15/10	350 M	349,904
0.145%, 11/30/10	650 M	649,843	0.23%, 01/11/11	360 M	359,765
Total Federal Farm Credit Bank		3,224,648	Nestle Capital Corp.
Federal Home Loan Bank 11.2%			0.25%, 11/17/10	500 M	499,837
Agency Discount Notes:			PepsiCo., Inc.
			0.18%, 11/19/10	800 M	799,804
Federal Home Loan Bank
0.16%, 10/27/10	900 M	899,896	Procter & Gamble
			0.21%, 11/10/10	500 M	499,883
Federal Home Loan Bank
0.185%, 10/29/10	400 M	399,942	UPS, Inc.
			0.17%, 10/01/10	600 M	600,000
Federal Home Loan Bank
0.16%, 11/05/10	465 M	464,928	Total Corporate Short-Term Notes
			(Cost $3,449,188)		3,449,188
Total Federal Home Loan Bank		1,764,766	Total Investments 100.6%
Federal National Mortgage			(Cost $15,822,040)†		15,822,040
Association 9.3%
Agency Discount Notes:			Excess of Liabilities Over
			Other Assets (0.6)%		(90,517)
Fannie Mae
0.185%, 10/18/10	395 M	394,966
			Net Assets 100.0%		$ 15,731,523
Fannie Mae
0.15%, 10/20/10	465 M	464,963
Fannie Mae			† Also cost for federal income tax purposes.
0.2%, 10/20/10	100 M	99,990
Fannie Mae
0.185%, 12/17/10	500 M	499,802
Total Federal National Mortgage
Association		1,459,720
Total U.S. Government
Agency Obligations		6,449,135
U.S. Treasury Obligations 37.7%
U.S. Treasury Bills 37.7%
0.136%, 11/04/10	650 M	649,916
0.14%, 12/30/10	500 M	499,825
0.148%, 11/12/10	275 M	274,952
0.15%, 10/14/10	550 M	549,970
0.15%, 11/26/10	1,000 M	999,767
0.1515%, 12/30/10	450 M	449,830
0.152%, 12/23/10	400 M	399,860
0.1525%, 12/02/10	650 M	649,829
0.1565%, 10/07/10	700 M	699,982
0.158%, 12/09/10	600 M	599,818

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Small Company Fund
(Unaudited)
Fund Profile
at September 30, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.3%	Energy	7.3%
Industrials	18.0%	Consumer Staples	4.3%
Health Care	15.9%	Materials	3.2%
Consumer Discretionary	15.0%	Utilities	1.3%
Financials	11.1%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.1%	Tractor Supply Co.	1.6%
NICE Systems Ltd.	1.8%	Micros Systems, Inc.	1.6%
Waste Connections, Inc.	1.8%	Endurance Specialty Holdings Ltd.	1.5%
Superior Energy Services, Inc.	1.7%	LKQ Corp.	1.6%
Core Laboratories NV	1.7%	Iconix Brand Group, Inc.	1.5%
		Total of Net Assets	16.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.0%			Superior Energy Services, Inc.*	38,390	$ 1,024,629	Sirona Dental Systems, Inc.*	14,850	$ 535,194
Consumer Discretionary 15.0%					4,398,866	Techne Corp.	11,200	691,376
Buffalo Wild Wings, Inc.*	17,840	$ 854,358	Financials 8.6%			West Pharmaceutical Services,
Dress Barn, Inc.*	23,890	567,388	Affiliated Managers Group, Inc.*	5,140	400,971	Inc.	12,390	425,101
								9,033,082
Gildan Activewear, Inc.*	17,370	487,923	Bancorpsouth, Inc.	21,560	305,721
						Industrials 18.0%
Gymboree Corp.*	9,600	398,784	East West Bancorp, Inc.	48,500	789,580
						Aerovironment, Inc.*	17,370	386,483
Iconix Brand Group, Inc.*	52,160	912,800	Endurance Specialty Holdings
			Ltd.	23,380	930,524	Clarcor, Inc.	18,350	708,861
LKQ Corp.*	44,500	925,600
			First Midwest Bancorp, Inc.	34,590	398,823	Copart, Inc.*	20,300	669,291
Morningstar, Inc.*	9,770	435,351
			HCC Insurance Holdings, Inc.	22,700	592,243	Corrections Corp. of America*	23,530	580,720
Penn National Gaming, Inc.*	18,200	538,902
			Portfolio Recovery Associates,			Curtiss-Wright Corp.	15,980	484,194
Phillips-Van Heusen Corp.	9,920	596,787	Inc.*	8,900	575,385	Forward Air Corp.	15,620	406,120
Strayer Education, Inc.	2,150	375,175	Signature Bank*	16,140	626,878	Gardner Denver, Inc.	10,700	574,376
Texas Roadhouse, Inc.*	48,620	683,597	Stifel Financial Corp.*	11,550	534,649	Healthcare Services Group, Inc.	30,220	688,714
Tractor Supply Co.	24,760	981,982			5,154,774
						Heartland Express, Inc.	43,930	653,239
WMS Industries, Inc.*	13,770	524,224	Health Care 15.1%			IDEX Corp.	22,100	784,771
Wolverine World Wide, Inc.	24,620	714,226	American Medical Systems
		8,997,097	Holdings, Inc.*	28,700	561,946	II-VI, Inc.*	12,100	451,693
Consumer Staples 4.3%			Bio-Rad Laboratories, Inc.*	6,380	577,454	Kaydon Corp.	12,500	432,500
Alberto-Culver Co.	23,400	881,010	Catalyst Health Solutions, Inc.*	13,600	478,856	Middleby Corp.*	8,870	562,269
Flowers Foods, Inc.	32,680	811,771	Dionex Corp.*	6,410	554,081	MSC Industrial Direct Co.	9,800	529,592
Hain Celestial Group, Inc.*	32,680	783,667	Endo Pharmaceuticals Holdings,			Ritchie Bros Auctioneers, Inc.	30,360	630,577
Nu Skin Enterprises, Inc.	3,000	86,400	Inc.*	15,820	525,857	Toro Co.	8,400	472,332
		2,562,848	Gen-Probe, Inc.*	9,900	479,754	Wabtec Corp.	14,750	704,902
Energy 7.3%			Haemonetics Corp.*	10,700	626,271	Waste Connections, Inc.*	26,600	1,054,956
			ICU Medical, Inc.*	12,390	462,023			10,775,590
CARBO Ceramics, Inc.	6,520	528,120
Comstock Resources, Inc.*	15,800	355,342	Integra LifeSciences Holdings			Information Technology 19.5%
Core Laboratories NV	11,520	1,014,221	Corp.*	13,770	543,364	ANSYS, Inc.*	21,530	909,643
Dril-Quip, Inc.*	11,150	692,526	MedAssets, Inc.*	31,500	662,760	Diodes, Inc.*	48,700	832,283
Oil States Int'l., Inc.*	10,000	465,500	NuVasive, Inc.*	17,600	618,464	Factset Research Systems, Inc.	6,680	541,948
Resolute Energy Corp.*	28,800	318,528	Owens & Minor, Inc.	15,990	455,075	Hittite Microwave Corp.*	12,300	586,095
			Quality Systems, Inc.	12,600	835,506	Intersil Corp.	41,900	489,811

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Small Company Fund

(Unaudited)

		Value
	Shares	(Note 2)
j2 Global Communications, Inc.*	28,270	$ 672,543
Jack Henry & Associates, Inc.	25,600	652,800
Mantech Int'l. Corp.*	18,200	720,720
Micros Systems, Inc.*	22,460	950,732
Nuance Communications, Inc.*	35,200	550,528
Open Text Corp.*	26,460	1,244,678
Plantronics, Inc.	12,800	432,384
Polycom, Inc.*	27,910	761,385
Power Integrations, Inc.	17,220	547,424
Progress Software Corp.*	18,910	625,921
Riverbed Technology, Inc.*	11,530	525,537
Rofin-Sinar Technologies, Inc.*	24,200	614,196
		11,658,628
Materials 3.2%
AptarGroup, Inc.	14,300	653,081
Rockwood Holdings, Inc.*	15,860	499,114
Silgan Holdings, Inc.	24,900	789,330
		1,941,525
Telecommunication Services 0.7%
Cbeyond, Inc.*	30,300	388,749
Utilities 1.3%
Atmos Energy Corp.	11,310	330,818
ITC Holdings Corp.	6,840	425,790
		756,608
Total Domestic Common Stocks
(Cost $44,449,407)		55,667,767
Real Estate Investment Trusts 2.5%
Financials 2.5%
Corporate Office Properties
Trust(a)	13,100	488,761
Healthcare Realty Trust, Inc.(a)	19,990	467,566
Home Properties, Inc.(a)	10,380	549,102
Total Real Estate Investment Trusts
(Cost $1,228,396)		1,505,429
Foreign Stocks & ADR's 2.6%
Ireland 0.8%
ICON PLC ADR*	22,700	490,774
Israel 1.8%
NICE Systems Ltd. ADR*	34,740	1,087,014
Total Foreign Stocks & ADR's
(Cost $1,574,115)		1,577,788
Total Investments 98.1%
(Cost $47,251,918)†		58,750,984

Other Assets in Excess of
Liabilities 1.9%		1,111,247

Net Assets 100.0%	$ 59,862,231

* Non-income producing.
†	Cost for federal income tax purposes is $47,251,918. At
September 30, 2010 unrealized appreciation for federal
income tax purposes aggregated $11,499,066 of which
$13,118,730 related to appreciated securities and
$1,619,664 related to depreciated securities.
(a)	Return of capital paid during the fiscal period.
ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Sentinel Variable Products Balanced, Sentinel Variable Products Bond, Sentinel Variable Products Common Stock, Sentinel Variable Products Mid Cap, Sentinel Variable Products Money Market and Sentinel Variable Products Small Company, all of which are diversified. The six funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by accounting principles generally accepted in the United States of America (“GAAP”) are summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts,

  Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, forward foreign currency contracts and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal period, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2010 were as follows:

	Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount
Notes	$ –	$ 499,994	$ –	$ 499,994
Corporate Short-
Term Notes	–	699,995	–	699,995
Domestic Common
Stocks	10,663,741	–	–	10,663,741
Exchange Traded
Funds	114,550	–	–	114,550
Foreign Stocks &
ADR’s	553,720	–	–	553,720
Mortgage-Backed
Securities	–	3,804,832	–	3,804,832

	Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Treasury
Obligations	–	516,953	–	516,953
Totals	$ 11,332,011	$ 5,521,774	$ –	$ 16,853,785
Bond:
Corporate Bonds	$ –	$ 14,951,103	$ –	$ 14,951,103
Mortgage-Backed
Securities	–	44,493,660	–	44,493,660
U.S. Treasury
Obligations	–	9,195,466	–	9,195,466
Totals	$ –	$ 68,640,229	$ –	$ 68,640,229
Common Stock:
Corporate Short-
Term Notes	$ –	$ 2,099,984	$ –	$ 2,099,984
Domestic Common
Stocks	182,703,910	–	–	182,703,910
Exchange Traded
Funds	2,061,900	–	–	2,061,900
Foreign Stocks &
ADR’s	10,188,266	–	–	10,188,266
Totals	$ 194,954,076	$ 2,099,984	$ –	$ 197,054,060
Mid Cap*:
Domestic Common
Stocks	$ 14,559,218	$ –	$ –	$ 14,559,218
Foreign Stocks &
ADR’s	403,249	–	–	403,249
Real Estate
Investment Trusts	316,824	–	–	316,824
Totals	$ 15,279,291	$ –	$ –	$ 15,279,291
Money Market:
Agency Discount
Notes	$ –	$ 6,449,135	$ –	$ 6,449,135
Corporate Short-
Term Notes	–	3,449,188	–	3,449,188
U.S. Treasury
Obligations	–	5,923,717	–	5,923,717
Totals	$ –	$ 15,822,040	$ –	$ 15,822,040
Small Company:
Domestic Common
Stocks	$ 55,667,767	$ –	$ –	$ 55,667,767
Foreign Stocks &
ADR’s	1,577,788	–	–	1,577,788
Real Estate
Investment Trusts	1,505,429	–	–	1,505,429

Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Totals	$ 58,750,984	$ – $	–	$ 58,750,984
Liabilities:
Investments in Securities:
None.

*Name change. Formerly known as Sentinel Variable Product Mid Cap Growth Fund.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the nine months ended September 30, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone -------------------------------------- Thomas P. Malone Vice President & Treasurer Date: November 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
Date: November 29, 2010

By /s/ Thomas P. Malone
-------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: November 29, 2010